Outstanding Warrant Liability - Additional Information (Details) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended			69 Months Ended	78 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended		69 Months Ended	78 Months Ended				1 Months Ended	3 Months Ended		9 Months Ended		78 Months Ended		12 Months Ended		69 Months Ended
	Oct. 19, 2009	Jan. 31, 2009	Sep. 30, 2007	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2007	Dec. 03, 2007	Jul. 13, 2007	Sep. 30, 2012 August and December 2007 Warrants	Sep. 30, 2011 August and December 2007 Warrants	Sep. 30, 2012 August and December 2007 Warrants	Sep. 30, 2011 August and December 2007 Warrants	Dec. 31, 2011 August and December 2007 Warrants	Dec. 31, 2010 August and December 2007 Warrants	Dec. 31, 2011 August and December 2007 Warrants	Sep. 30, 2012 August and December 2007 Warrants	Jan. 31, 2009 August and December 2007 Warrants	Jan. 31, 2009 August and December 2007 Warrants Expire in December 2012	Jan. 31, 2009 August and December 2007 Warrants Expired in August 2010	Jan. 31, 2011 January 2011 Warrants	Sep. 30, 2012 January 2011 Warrants	Sep. 30, 2011 January 2011 Warrants	Sep. 30, 2012 January 2011 Warrants	Sep. 30, 2011 January 2011 Warrants	Sep. 30, 2012 January 2011 Warrants	Oct. 19, 2009 August 2007 [Member]	Dec. 31, 2011 January 2011 Warrants [Member]	Dec. 31, 2010 January 2011 Warrants [Member]	Dec. 31, 2011 January 2011 Warrants [Member]	Oct. 19, 2009 August 2010 [Member]
Class of Warrant or Right [Line Items]
Warrants no longer afforded equity treatment								428,571			428,571													6,962,963	5,962,563	1,000,000
Warrants exercise price									0.50				5.45	2.90	5.00									2.90			0.55
Cumulative effect of warrants reclassified		$ 15,700,000
Reclassification of long term warrant liability		(2,915,136)								(2,915,136)
Gain (Loss) from change in fair value of warrant liability				7,216	35,195	1,771	798,951	855,251	1,509,778	117,468	2,932,490	2,934,261				0	25,400	1,000	709,000	764,000	1,510,000	2,515,000	2,516,000					7,000	9,800	1,000	90,000	92,000		91,467	0	91,437
Warrant expiration date	Aug-10								2013-12-15							2012-12		2012-12					2012-12				2016-01
Number of private offerings						2
Common shares issued (in shares)			3,876																								428,571
Cancellation Of Warrants	673,200
Cancellation Of Warrants Value	220,000
Warrants Issued																																	1,000,000				1,000,000
Gain On Change In Fair Value Of Warrant Liability	208,562
Remaining Fair Value Of Warrant Liability	73,282
Loss on the retirements of warrants	146,718										(146,718)	(146,718)
Retirement of Aurarian warrants						$ 0					$ 220,000	$ 220,000